John Hancock Trust

Supplement dated January 18, 2008

to the Prospectus dated May 1, 2007

Global Allocation Trust

The following information replaces the biographical information for Brian Singer found under the “Subadvisory Arrangements and Management Biographies” section under UBS Global Asset Management (Americas) Inc.:

Fund	Portfolio Managers
Global Allocation Trust	Edwin Denson
Thomas Clarke

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Edwin Denson. Mr. Denson is an Executive Director and has been a senior asset allocation analyst at UBS Global Asset Management since 2005. He is a member of the Asset Allocation Analysis and Strategy team. Previously, he served as director and asset allocation analyst with UBS Global Asset Management since 2001.

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Thomas Clarke. Mr. Clarke is a Managing Director and Head of Currency Analysis and Strategy at UBS Global Asset Management. Mr. Clarke has been an investment professional at UBS Global Asset Management since 2000.

Global Trust

The following information replaces the biographical information with respect to Templeton Global Advisors Limited found under the “Subadvisory Arrangements and Management Biographies” section:

Fund	Portfolio Managers
Global Trust	Cindy Sweeting, CFA
Tucker Scott, CFA
Lisa Myers, CFA

•	Cindy Sweeting, CFA, Lead Portfolio Manager; President; joined Templeton Global in 1997.
•	Tucker Scott, CFA, Executive Vice President; joined Templeton Global in 1996; previously worked at Aeltus Investment Management.
•	Lisa Myers, CFA, Senior Vice President; joined Templeton Global in 1996.

International Equity Index Trust A

International Equity Index Trust B

The following information replaces the biographical information for Jeffrey Beach found under the “Subadvisory Arrangements and Management Biographies” section under SSgA Funds Management, Inc. (“SSgA FM”):

Fund	Portfolio Managers
International Equity Index Trust A	Karl Schneider
International Equity Index Trust B	Karl Schneider

•	Karl Schneider. Principal; joined SSgA FM in 1997.

Real Return Bond Trust

The following information replaces the biographical information for John B. Brynjolfsson found under the “Subadvisory Arrangements and Management Biographies” section under Pacific Investment Management Company LLC (“PIMCO”):

Fund	Portfolio Managers
Real Return Bond Trust	Mihir Worah

•	Mihir Worah. Mr. Worah, an Executive Vice President, is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

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